CONCENTRATION AND RISKS - Schedule of concentration risk of other receivables from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration and risks
Other receivables	¥ 224	¥ 25,021	$ 32
Related party | Xiaomi | Other Receivables | Credit Risk
Concentration and risks
Other receivables	¥ 218	¥ 25,021
Concentration risk, percentage	97.00%	100.00%